UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.4%
Equity – 33.1%
4,477,921	Goldman Sachs International Equity Insights Fund	$ 51,137,859
1,966,516	Goldman Sachs Large Cap Value Insights Fund	31,208,602
1,402,650	Goldman Sachs Large Cap Growth Insights Fund	28,010,926
1,990,945	Goldman Sachs Emerging Markets Equity Insights Fund	16,823,489
765,205	Goldman Sachs Large Cap Value Fund	13,268,655
635,746	Goldman Sachs Small Cap Equity Insights Fund	11,748,593
898,498	Goldman Sachs Strategic Growth Fund	11,662,499
596,596	Goldman Sachs International Small Cap Insights Fund	6,437,271
256,612	Goldman Sachs Real Estate Securities Fund	4,413,720
685,218	Goldman Sachs International Real Estate Securities Fund	4,296,317

		179,007,931

Fixed Income – 51.3%
13,513,932	Goldman Sachs Global Income Fund	171,356,658
3,834,195	Goldman Sachs Strategic Income Fund	40,795,838
3,392,686	Goldman Sachs High Yield Fund	24,596,976
1,565,366	Goldman Sachs Emerging Markets Debt Fund	19,426,196
2,810,742	Goldman Sachs Commodity Strategy Fund	16,246,091
663,606	Goldman Sachs Local Emerging Markets Debt Fund	5,594,195

		278,015,954

Dynamic – 16.0%
6,170,516	Goldman Sachs Dynamic Allocation Fund	67,875,677
1,932,333	Goldman Sachs Managed Futures Strategy Fund	18,704,987

		86,580,664

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%		$ 543,604,549

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,285,650)

NET ASSETS – 100.0%		$ 541,318,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$541,051,606

Gross unrealized gain	21,233,148
Gross unrealized loss	(18,680,205)

Net unrealized security gain	$2,552,943

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 97.2%
12,286,883	Goldman Sachs International Equity Insights Fund	$ 140,316,202
3,111,830	Goldman Sachs Large Cap Growth Insights Fund	62,143,255
3,845,347	Goldman Sachs Large Cap Value Insights Fund	61,025,654
4,211,027	Goldman Sachs Emerging Markets Equity Insights Fund	35,583,176
2,008,606	Goldman Sachs Strategic Growth Fund	26,071,705
1,498,673	Goldman Sachs Large Cap Value Fund	25,986,988
865,210	Goldman Sachs Small Cap Equity Insights Fund	15,989,085
1,125,103	Goldman Sachs International Small Cap Insights Fund	12,139,866
482,986	Goldman Sachs Real Estate Securities Fund	8,307,361
1,292,675	Goldman Sachs International Real Estate Securities Fund	8,105,071

		395,668,363

Fixed Income – 3.0%
2,119,019	Goldman Sachs Commodity Strategy Fund	12,247,931

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)		$ 407,916,294

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$ 100,000	0.080%	04/01/14	$ 100,000

TOTAL INVESTMENTS – 100.2%			$ 408,016,294

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(732,111)

NET ASSETS – 100.0%			$ 407,284,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$355,300,143

Gross unrealized gain	93,248,808
Gross unrealized loss	(40,532,657)

Net unrealized security gain	$52,716,151

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 54.2%
15,929,630	Goldman Sachs International Equity Insights Fund	$ 181,916,376
5,868,550	Goldman Sachs Large Cap Value Insights Fund	93,133,892
4,325,306	Goldman Sachs Large Cap Growth Insights Fund	86,376,357
6,476,235	Goldman Sachs Emerging Markets Equity Insights Fund	54,724,182
2,284,771	Goldman Sachs Large Cap Value Fund	39,617,924
2,783,826	Goldman Sachs Strategic Growth Fund	36,134,061
1,554,155	Goldman Sachs Small Cap Equity Insights Fund	28,720,778
1,720,906	Goldman Sachs International Small Cap Insights Fund	18,568,575
739,090	Goldman Sachs Real Estate Securities Fund	12,712,350
1,977,205	Goldman Sachs International Real Estate Securities Fund	12,397,073

		564,301,568

Fixed Income – 29.9%
12,997,715	Goldman Sachs Global Income Fund	164,811,029
4,910,450	Goldman Sachs Strategic Income Fund	52,247,188
5,067,832	Goldman Sachs High Yield Fund	36,741,783
5,402,822	Goldman Sachs Commodity Strategy Fund	31,228,309
2,155,889	Goldman Sachs Emerging Markets Debt Fund	26,754,581

		311,782,890

Dynamic – 16.0%
11,858,646	Goldman Sachs Dynamic Allocation Fund	130,445,103
3,713,472	Goldman Sachs Managed Futures Strategy Fund	35,946,412

		166,391,515

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$1,042,475,973

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,528,053)

NET ASSETS – 100.0%		$1,040,947,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$971,232,099

Gross unrealized gain	106,123,788
Gross unrealized loss	(34,879,914)

Net unrealized security gain	$71,243,874

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 75.1%
20,135,611	Goldman Sachs International Equity Insights Fund	$229,948,675
6,949,700	Goldman Sachs Large Cap Value Insights Fund	110,291,737
5,202,006	Goldman Sachs Large Cap Growth Insights Fund	103,884,069
7,970,569	Goldman Sachs Emerging Markets Equity Insights Fund	67,351,309
2,707,407	Goldman Sachs Large Cap Value Fund	46,946,440
3,349,438	Goldman Sachs Strategic Growth Fund	43,475,703
1,651,627	Goldman Sachs Small Cap Equity Insights Fund	30,522,059
2,009,197	Goldman Sachs International Small Cap Insights Fund	21,679,231
862,778	Goldman Sachs Real Estate Securities Fund	14,839,778
2,308,424	Goldman Sachs International Real Estate Securities Fund	14,473,820

		683,412,821

Fixed Income – 9.0%
4,730,622	Goldman Sachs Commodity Strategy Fund	27,342,995
3,169,399	Goldman Sachs High Yield Fund	22,978,146
2,149,712	Goldman Sachs Strategic Income Fund	22,872,934
562,327	Goldman Sachs Emerging Markets Debt Fund	6,978,475
150,253	Goldman Sachs Global Income Fund	1,905,206

		82,077,756

Dynamic – 16.1%
10,383,276	Goldman Sachs Dynamic Allocation Fund	114,216,036
3,251,596	Goldman Sachs Managed Futures Strategy Fund	31,475,447

		145,691,483

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$911,182,060

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$ 100,000	0.080%	04/01/14	$ 100,000

TOTAL INVESTMENTS – 100.2%			$911,282,060

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,401,712)

NET ASSETS – 100.0%			$909,880,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$797,175,881

Gross unrealized gain	150,971,625
Gross unrealized loss	(36,865,446)

Net unrealized security gain	$114,106,179

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 40.1%
951,650	Goldman Sachs International Real Estate Securities Fund	$ 5,966,845
323,618	Goldman Sachs Real Estate Securities Fund	5,566,228

		11,533,073

Fixed Income – 60.2%
423,079	Goldman Sachs Emerging Markets Debt Fund	5,250,416
246,906	Goldman Sachs High Yield Floating Rate Fund	2,491,282
821,900	Goldman Sachs High Yield Fund	5,958,777
428,138	Goldman Sachs Local Emerging Markets Debt Fund	3,609,206

		17,309,681

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%		$28,842,754

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(82,558)

NET ASSETS – 100.0%		$28,760,196

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$29,690,861

Gross unrealized gain	428,718
Gross unrealized loss	(1,276,825)

Net unrealized security loss	$(848,107)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 48.9%
9,300,907	Goldman Sachs Real Estate Securities Fund	$ 159,975,594
23,932,117	Goldman Sachs International Real Estate Securities Fund	150,054,375
10,167,938	Goldman Sachs International Small Cap Insights Fund	109,712,051
9,461,664	Goldman Sachs Emerging Markets Equity Insights Fund	79,951,064
3,574,916	Goldman Sachs International Small Cap Fund	73,393,031
3,995,292	Goldman Sachs Emerging Markets Equity Fund	64,683,781

		637,769,896

Fixed Income – 51.2%
23,995,480	Goldman Sachs High Yield Fund	173,967,228
13,207,822	Goldman Sachs Emerging Markets Debt Fund	163,909,076
24,852,200	Goldman Sachs Commodity Strategy Fund	143,645,715
14,337,326	Goldman Sachs Local Emerging Markets Debt Fund	120,863,656
6,398,797	Goldman Sachs High Yield Floating Rate Fund	64,563,866

		666,949,541

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1%		$1,304,719,437

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(1,404,833)

NET ASSETS – 100.0%		$1,303,314,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,267,390,395

Gross unrealized gain	100,645,753
Gross unrealized loss	(63,316,711)

Net unrealized security gain	$37,329,042

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market Funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other Funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of March 31, 2014:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$179,007,931	$—	$—
Fixed Income Underlying Funds	278,015,954	—	—
Dynamic Underlying Funds	86,580,664	—	—
Total	$543,604,549	$—	$—

EQUITY GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$395,668,363	$—	$—
Fixed Income Underlying Funds	12,247,931	—	—
Short-term Investments	—	100,000	—
Total	$407,916,294	$100,000	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$564,301,568	$—	$—
Fixed Income Underlying Funds	311,782,890	—	—
Dynamic Underlying Funds	166,391,515	—	—
Total	$1,042,475,973	$—	$—

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$683,412,821	$—	$—
Fixed Income Underlying Funds	82,077,756	—	—
Dynamic Underlying Funds	145,691,483	—	—
Short-term Investments	—	100,000	—
Total	$911,182,060	$100,000	$—

INCOME STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$11,533,073	$—	$—
Fixed Income Underlying Funds	17,309,681	—	—
Total	$28,842,754	$—	$—

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$637,769,896	$—	$—
Fixed Income Underlying Funds	666,949,541	—	—
Total	$1,304,719,437	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2014, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2014, as follows:

Portfolio	Principal Amount	Maturity Value	Collateral Allocation Value
Equity Growth Strategy	$100,000	$100,000	$102,377
Growth Strategy	100,000	100,000	102,377

REPURCHASE AGREEMENTS — At March 31, 2014, the Principal Amounts of certain Portfolios’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Equity Growth Strategy	Growth Strategy
BNP Paribas Securities Co.	0.080%	$24,928	$24,928
Citigroup Global Markets, Inc.	0.090	10,474	10,474
Merrill Lynch & Co., Inc.	0.080	22,703	22,703
TD Securities (USA) LLC	0.070	14,663	14,663
TD Securities (USA) LLC	0.080	14,663	14,663
Wells Fargo Securities LLC	0.080	12,569	12,569
TOTAL		$100,000	$100,000

At March 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.161% to 2.400%	02/06/15 to 02/03/20
Federal Home Loan Banks	0.140 to 5.375	02/18/15 to 05/18/16
Federal Home Loan Mortgage Corp.	0.500 to 6.000	04/17/15 to 03/01/44
Federal National Mortgage Association	0.500 to 7.000	07/02/15 to 08/01/47
Government National Mortgage Association	3.000 to 5.000	04/15/18 to 03/20/44
Tennessee Valley Authority	5.250	09/15/39
U.S. Treasury Note	0.250	01/15/15

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 21, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 21, 2014

*	Print the name and title of each signing officer under his or her signature.